Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

Note 7:- Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group's financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2017 and 2018:

	Fair value measurements
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):	$-	$1,156	$-	$1,156
Marketable debt securities measured at fair value through other comprehensive income (Note 5):	-	8,757	-	8,757
Receivables in respect of an embedded derivative transaction	-	-	354	354
Dividend preference derivative in TSG (1)	-	-	2,733	2,733

Total financial assets	$-	$9,913	$3,087	$13,000

Liabilities:
Put options of non-controlling interests (2)	$-	$-	$56,599	$56,599
Contingent consideration (2)	-	-	7,047	7,047

Total financial liabilities	$-	$-	$63,646	$63,646

	Fair value measurements
	December 31, 2017
	Level 1	Level 2	Level 3		Total
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):	$-	$1,209	$-		$1,209
Marketable debt securities measured at fair value through other comprehensive income (Note 5):	-	12,929	-		12,929
Dividend preference derivative in TSG(1) (Note 8):	-	-	2,400		2,400

Total financial assets	$-	$14,138	$2,400		$16,538

Liabilities:
Put options of non-controlling interests (2)	$-	$-	$52,876		$52,876
Contingent consideration (2)	-	-	6,345	(*)	6,345	(*)

Total financial liabilities	$-	$-	$59,221	(*)	$59,221	(*)

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.
(2)	The fair value of put options of non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.

(*)	Adjustment to comparative data